Segment, Customer and Geographic Information (Schedule of Information Based on Geographic Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of geographical areas [line items]
Total revenues	$ 365,704	$ 324,253	[1]	$ 325,899	[1]
Israel [Member]
Disclosure of geographical areas [line items]
Total revenues	365,395	324,188		325,570
Others [Member]
Disclosure of geographical areas [line items]
Total revenues	$ 309	$ 65		$ 329

[1]	Restated (See note 2.E and 28)